UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2012


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA ULTRA SHORT-TERM BOND FUND
       JUNE 30, 2012

 ===============================================

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

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PRESIDENT'S MESSAGE

"AS I HAVE SAID IN THE PAST, HIGH ENERGY
PRICES REDUCE THE AMOUNT OF MONEY AMERICAN
CONSUMERS HAVE TO SPEND ON OTHER THINGS.           [PHOTO OF DANIEL S. McNAMARA]
THE REVERSE IS ALSO TRUE; A DECLINE IN ENERGY
PRICES CAN STIMULATE CONSUMER SPENDING."

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AUGUST 2012

Market sentiment fluctuated widely during the six-month reporting period. While it was a bumpy ride for investors, U.S. equities posted gains of approximately 9.5% as measured by the S&P 500(R) Index. This was in stark contrast to the stocks of developed and developing nations, many of which fell during the reporting period. Meanwhile, Treasuries continued to generate strong returns -- much to the surprise of some market participants.

At the beginning of 2012, U.S. economic data -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with Euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring of this year, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. At the same time, Europe's problems flared anew, causing investors to shift into safer assets. The U.S. Treasury market extended its rally and yields (which move in the opposite direction of prices) fell to record lows. At one point, the yield on 10-year U.S. Treasuries was 1.45%.

As the reporting period ended, optimism once again dominated the market. Despite a weak global economy, investors hoped that stronger European

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

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Union nations, such as Germany, would relax austerity conditions, promote a pro-growth agenda, and create mechanisms to provide more financial assistance to countries such as Spain and Italy, which suffer from high borrowing costs.

In the United States, politics dominated investors' attention as they focused on the contentious debate over another increase in the nation's debt ceiling. In addition, unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. (This is the "fiscal cliff" being discussed in the media.) All the same, investors should not lose sight of a growing list of positives. Housing prices are beginning to improve in some of the harder hit markets around the country. Even more encouraging, energy prices have declined. As I have said in the past, high energy prices reduce the amount of money American consumers have to spend on other things. The reverse is also true; a decline in energy prices can stimulate consumer spending. Finally, automobile sales also have picked up as Americans, who have deferred car purchases in recent years, began to replace aging vehicles with new models.

Going forward, risks remain. However, in my opinion, there also are significant opportunities. Rest assured that your team of USAA portfolio managers will do their utmost to stay abreast of changing market conditions as they strive to meet your investment expectations.

From all of us here at USAA Asset Management Company*, thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

   Portfolio of Investments                                                    9

   Notes to Portfolio of Investments                                          21

   Financial Statements                                                       24

   Notes to Financial Statements                                              27

EXPENSE EXAMPLE                                                               37

ADVISORY AGREEMENT                                                            39

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA ULTRA SHORT-TERM BOND FUND'S (THE FUND) INVESTMENT OBJECTIVE IS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA
USAA Asset Management Company                                [PHOTO OF TONY ERA]

--------------------------------------------------------------------------------

o HOW DID THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund provided a total return of 1.64% for the period from December 31, 2011, through June 30, 2012. This compares to the return of 0.99% for the Lipper Ultra Short Funds Index.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Europe's financial woes dominated market sentiment during the reporting period. As Greece's debt crisis threatened to spread to other European nations, fear of contagion fueled investors' flight to safety, primarily in U.S. government securities. In March of 2012, as contagion worries subsided and the U.S. economy showed signs of improvement, investors shifted out of their safe havens and into riskier asset classes. Sentiment reversed again in April, as Europe's financial troubles reemerged and global economic growth weakened. Although yields declined, with some reaching record lows during June, they gained back some ground near the end of the reporting period on news that European leaders were planning to discuss the possibility of a closer fiscal union.

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

   Some of the volatility in Treasury yields was also the result of investors' on-again/off-again speculation about the possibility of a third round of quantitative easing (QE3) by the Federal Reserve (the Fed). This past June, in response to slowing economic growth, the Fed announced it would extend Operation Twist through the end of 2012. Through Operation Twist, the Fed is attempting to keep longer-term interest rates low by selling shorter-term bonds and buying intermediate- and longer-term maturities. The Fed also indicated it would hold short-term rates near zero until late 2014.

o  WHAT WERE YOUR STRATEGIES FOR THE FUND?

   The Fund outperformed versus its benchmark, largely because of its focus on corporate bonds, asset-backed securities, and commercial mortgage-backed securities. In our view, these sectors offered attractive yields, while providing us the opportunity to continue diversifying the Fund's overall portfolio of investment holdings. By maintaining a disciplined approach to liquidity management, we have the ability to invest opportunistically during periods of market volatility.

   At the end of the reporting period, the Fund had a weighted average maturity
   (WAM) of close to one year at 1.1 years. The portfolio's duration, which is a measure of its sensitivity to changes in interest rates, was 0.75 years.

o  WHAT IS YOUR OUTLOOK?

   We believe the U.S. economy to continue a slow-growth trajectory. Significant headwinds remain, including high unemployment, a decline in consumer spending, and a weak housing market. Because the Fed plans to keep short-term interest rates extremely low until sometime

   You will find a complete list of securities that the Fund owns on pages 9-20.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    in 2014, the yields on short-term bonds are likely to remain low. Consequently, we expect the Fund's SEC yield to trend down as we continue to reinvest in a lower interest rate environment. In the months ahead, we will continue to seek attractive investment opportunities, relying on the skill and judgment of our research analysts as we strive to provide you with a high-quality diversified bond fund of short duration.

    Thank you for your continued confidence.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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4  | USAA ULTRA SHORT-TERM BOND FUND

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INVESTMENT OVERVIEW

USAA ULTRA SHORT-TERM BOND FUND (Ticker Symbol: UUSTX)

--------------------------------------------------------------------------------
                                                 6/30/12             12/31/11
--------------------------------------------------------------------------------
Net Assets                                   $340.0 Million       $245.8 Million
Net Asset Value Per Share                         $10.06               $9.98
Dollar-Weighted Average Portfolio Maturity       1.1 Year            0.9 Year

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
   12/31/11 to 6/30/12*            1 Year            Since Inception 10/18/10
          1.64%                     1.94%                     1.85%

--------------------------------------------------------------------------------
 30-DAY SEC YIELD** AS OF 6/30/12                EXPENSE RATIO AS OF 12/31/11***
--------------------------------------------------------------------------------
              1.73%                                           0.67%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund share.

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                                                        INVESTMENT OVERVIEW |  5

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA ULTRA SHORT-TERM      LIPPER ULTRA-SHORT          CITIGROUP 3-MONTH
                       BOND FUND               FUNDS INDEX          U.S. TREASURY BILL INDEX
10/31/2010            $10,000.00               $10,000.00                  $10,000.00
11/30/2010              9,990.51                 9,999.63                   10,001.18
12/31/2010              9,990.55                10,001.43                   10,002.47
 1/31/2011             10,010.25                10,010.36                   10,003.67
 2/28/2011             10,032.31                10,022.47                   10,004.80
 3/31/2011             10,043.36                10,028.04                   10,006.00
 4/30/2011             10,075.82                10,046.48                   10,007.05
 5/31/2011             10,117.41                10,055.32                   10,007.83
 6/30/2011             10,119.72                10,057.04                   10,008.33
 7/31/2011             10,141.41                10,063.96                   10,008.65
 8/31/2011             10,133.47                10,054.67                   10,009.13
 9/30/2011             10,117.83                10,041.28                   10,009.51
10/31/2011             10,149.84                10,055.48                   10,009.88
11/30/2011             10,142.00                10,053.10                   10,009.99
12/31/2011             10,150.41                10,058.88                   10,010.08
 1/31/2012             10,203.58                10,092.30                   10,010.18
 2/29/2012             10,238.65                10,111.50                   10,010.40
 3/31/2012             10,253.20                10,127.40                   10,010.84
 4/30/2012             10,287.80                10,141.92                   10,011.41
 5/31/2012             10,291.26                10,147.98                   10,012.11
 6/30/2012             10,316.42                10,158.77                   10,012.73

                                   [END CHART]

                 *Data from 10/31/10 to 6/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund to the following benchmarks:

o The unmanaged Lipper Ultra Short Funds Index tracks the total return performance of the 10 largest funds within the Lipper Ultra Short Obligations Funds category.

o The unmanaged Citigroup 3-Month U.S. Treasury Bill Index represents the total return received by investors of 3-month U.S. Treasury securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Citigroup 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Fund Index is calculated from the end of the month, October 31, 2010, while the Fund's inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

6  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

                        o  PORTFOLIO MIX -- 6/30/2012  o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      45.1%
COMMERCIAL MORTGAGE SECURITIES                                             13.0%
EURODOLLAR AND YANKEE OBLIGATIONS                                          11.4%
VARIABLE-RATE DEMAND NOTES                                                 10.8%
MUNICIPAL BONDS                                                             9.7%
ASSET-BACKED SECURITIES                                                     6.4%
MONEY MARKET FUNDS                                                          1.3%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                    o  PORTFOLIO RATINGS MIX -- 6/30/2012  o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA*                                                                       20.2%
AA                                                                         15.1%
A                                                                          17.6%
BBB                                                                        28.9%
BELOW INVESTMENT-GRADE                                                      4.9%
UNRATED                                                                     1.5%
SECURITIES WITH SHORT-TERM GRADE RATINGS                                   11.8%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade Ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 9-20.

**As of August 5, 2011, Standard & Poor's Ratings has downgraded U.S. government securities from AAA to AA+.

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8  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (45.1%)

             CONSUMER DISCRETIONARY (3.4%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (1.6%)
    $2,000   Daimler Finance N.A., LLC(a)                      1.80%(b)     7/11/2013      $  2,014
     2,000   Nissan Motor Acceptance Corp.(a)                  3.25         1/30/2013         2,020
     1,375   Nissan Motor Acceptance Corp.(a)                  4.50         1/30/2015         1,466
                                                                                           --------
                                                                                              5,500
                                                                                           --------
             CABLE & SATELLITE (0.9%)
     2,992   CSC Holdings, Inc.(c),(d)                         3.72         3/29/2016         2,972
                                                                                           --------
             GENERAL MERCHANDISE STORES (0.6%)
     2,000   Dollar General Corp.(d)                           3.11         7/07/2014         2,005
                                                                                           --------
             HOUSEWARES & SPECIALTIES (0.3%)
     1,000   Newell Rubbermaid, Inc.                           2.00         6/15/2015         1,004
                                                                                           --------
             Total Consumer Discretionary                                                    11,481
                                                                                           --------
             CONSUMER STAPLES (0.6%)
             -----------------------
             PACKAGED FOODS & MEAT (0.6%)
     1,995   Dean Foods Co.(d)                                 1.63         4/02/2014         1,965
                                                                                           --------
             ENERGY (2.4%)
             -------------
             OIL & GAS DRILLING (0.3%)
     1,000   Nabors Industries, Inc.                           5.38         8/15/2012         1,004
                                                                                           --------
             OIL & GAS REFINING & MARKETING (0.4%)
       550   Valero Energy Corp.                               6.70         1/15/2013           566
       755   Valero Energy Corp.(e)                            4.75         6/15/2013           781
                                                                                           --------
                                                                                              1,347
                                                                                           --------
             OIL & GAS STORAGE & TRANSPORTATION (1.7%)
     1,205   Duke Capital Corp., LLC                           5.50         3/01/2014         1,267
       605   Enterprise Products Operating, LLC                5.65         4/01/2013           624
     1,500   Gulf South Pipeline Co., LP(a)                    5.75         8/15/2012         1,507
       550   Kaneb Pipeline Operating Partnership, LP          5.88         6/01/2013           568
     2,000   Rockies Express Pipeline, LLC(a)                  6.25         7/15/2013         2,065
                                                                                           --------
                                                                                              6,031
                                                                                           --------
             Total Energy                                                                     8,382
                                                                                           --------

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                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             FINANCIALS (27.7%)
             ------------------
             CONSUMER FINANCE (1.5%)
    $2,000   Capital One Financial Corp.                       1.62%(b)     7/15/2014      $  1,989
     1,000   Ford Motor Credit Co., LLC                        3.88         1/15/2015         1,030
     2,000   Ford Motor Credit Co., LLC                        2.75         5/15/2015         2,018
                                                                                           --------
                                                                                              5,037
                                                                                           --------
             DIVERSIFIED BANKS (5.2%)
     3,500   Abbey National Treasury Services                  1.77(b)      4/25/2013         3,443
     2,000   Barclays Bank plc                                 5.20         7/10/2014         2,108
     2,000   HSBC USA, Inc.                                    2.38         2/13/2015         2,024
     2,000   Lloyds TSB Bank plc                               2.82(b)      1/24/2014         2,012
     3,000   Societe Generale(a)                               2.50         1/15/2014         2,962
     1,400   SSIF Nevada, LP(a)                                1.17(b)      4/14/2014         1,391
     2,000   Wachovia Corp.                                    0.81(b)     10/28/2015         1,915
     2,000   Wells Fargo & Co.                                 0.67(b)     10/28/2015         1,960
                                                                                           --------
                                                                                             17,815
                                                                                           --------
             DIVERSIFIED CAPITAL MARKETS (1.5%)
     1,500   Credit Suisse New York                            5.00         5/15/2013         1,547
     1,000   Credit Suisse New York                            3.50         3/23/2015         1,037
     1,000   Deutsche Bank AG                                  4.88         5/20/2013         1,030
     1,400   UBS AG                                            2.25         8/12/2013         1,405
                                                                                           --------
                                                                                              5,019
                                                                                           --------
             LIFE & HEALTH INSURANCE (4.4%)
     2,067   Lincoln National Corp.                            4.30         6/15/2015         2,179
     1,642   MetLife Global Funding I(a)                       5.13         4/10/2013         1,697
     1,000   MetLife Global Funding I(a)                       1.22(b)      1/10/2014         1,001
       725   MetLife Global Funding I(a)                       5.13         6/10/2014           778
     1,500   MetLife Institutional Fund(a)                     1.37(b)      4/04/2014         1,508
     1,000   New York Life Global Funding(a)                   1.30         1/12/2015         1,003
       350   Pricoa Global Funding I(a)                        5.40        10/18/2012           354
       365   Pricoa Global Funding I(a)                        5.30         9/27/2013           384
       850   Principal Life Income Funding Trust               5.30        12/14/2012           867
     2,000   Principal Life Income Funding Trust               5.55         4/27/2015         2,209
       814   Prudential Financial, Inc.                        5.15         1/15/2013           833
     2,000   Prudential Financial, Inc.(a)                     3.00         9/30/2015         2,033
                                                                                           --------
                                                                                             14,846
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.6%)
     2,000   Bank of America Corp.                             2.02(b)      7/11/2014         1,970
     2,000   Citigroup, Inc.                                   0.59(b)      3/07/2014         1,940
     1,500   Citigroup, Inc.                                   5.13         5/05/2014         1,565
       600   General Electric Capital Corp.(e)                 1.88         9/16/2013           606

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10  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
    $  900   General Electric Capital Corp.                    1.47%(b)     9/23/2013      $    906
     1,000   General Electric Capital Corp.                    0.73(b)      9/15/2014           988
     1,500   General Electric Capital Corp.                    0.67(b)      1/08/2016         1,450
       565   JPMorgan Chase & Co.                              5.13         9/15/2014           601
     2,168   JPMorgan Chase & Co.                              5.25         5/01/2015         2,339
                                                                                           --------
                                                                                             12,365
                                                                                           --------
             REGIONAL BANKS (2.0%)
     1,000   AmSouth Bank, N.A.                                4.85         4/01/2013         1,015
     1,968   Key Bank, N.A.                                    4.95         9/15/2015         2,114
       500   PNC Funding Corp.                                 0.67(b)      1/31/2014           498
     1,500   Regions Financial Corp.                           7.75        11/10/2014         1,623
     1,500   Zions Bancorp.                                    6.00         9/15/2015         1,559
                                                                                           --------
                                                                                              6,809
                                                                                           --------
             REITs - DIVERSIFIED (1.1%)
     1,750   Liberty Property, LP                              6.38         8/15/2012         1,762
     2,000   Washington                                        5.25         1/15/2014         2,074
                                                                                           --------
                                                                                              3,836
                                                                                           --------
             REITs - OFFICE (2.2%)
       530   CommonWealth                                      5.75         2/15/2014           543
     1,045   Digital Realty Trust, LP                          4.50         7/15/2015         1,092
       500   Duke Realty, LP                                   5.45        10/01/2012           504
       760   HRPT Properties Trust                             6.50         1/15/2013           761
     1,500   Mack-Cali Realty, LP                              4.60         6/15/2013         1,531
       640   Mack-Cali Realty, LP                              5.13         1/15/2015           678
     2,240   Reckson Operating Partnership, LP                 5.88         8/15/2014         2,345
                                                                                           --------
                                                                                              7,454
                                                                                           --------
             REITs - RESIDENTIAL (0.4%)
       500   BRE Properties, Inc.                              7.13         2/15/2013           514
     1,000   UDR, Inc.                                         5.50         4/01/2014         1,053
                                                                                           --------
                                                                                              1,567
                                                                                           --------
             REITs - RETAIL (5.1%)
       500   Federal Realty Investment Trust                   5.40        12/01/2013           525
       500   Federal Realty Investment Trust                   5.95         8/15/2014           538
       350   Kimco Realty Corp.                                6.00        11/30/2012           356
     2,450   Kimco Realty Corp.                                4.82         6/01/2014         2,552
       400   Kimco Realty Corp.                                5.58        11/23/2015           433
     4,050   National Retail Properties, Inc.                  6.25         6/15/2014         4,301
       500   Pan Pacific Retail Properties, Inc.               5.25         9/01/2015           535
     2,000   Regency Centers, LP                               5.25         8/01/2015         2,148
       500   Simon Property Group, LP                          5.30         5/30/2013           517

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
    $2,000   Simon Property Group, LP                          4.20%        2/01/2015      $  2,110
     2,200   Weingarten Realty Investors                       5.65         1/15/2013         2,222
     1,000   Weingarten Realty Investors                       4.99         9/03/2013         1,031
                                                                                           --------
                                                                                             17,268
                                                                                           --------
             REITs - SPECIALIZED (0.7%)
       500   Health Care Property Investors, Inc.              5.63         2/28/2013           512
     1,680   Health Care Property Investors, Inc.              5.65        12/15/2013         1,775
                                                                                           --------
                                                                                              2,287
                                                                                           --------
             Total Financials                                                                94,303
                                                                                           --------
             HEALTH CARE (1.9%)
             ------------------
             HEALTH CARE FACILITIES (1.6%)
     2,000   Community Health Systems, Inc.(d)                 2.58         7/25/2014         1,976
     1,393   HCA, Inc.(d)                                      1.50        11/19/2012         1,391
     2,000   HCA, Inc.(d)                                      2.50        11/18/2013         1,992
                                                                                           --------
                                                                                              5,359
                                                                                           --------
             HEALTH CARE SUPPLIES (0.3%)
     1,000   DENTSPLY International, Inc.                      1.97(b)      8/15/2013         1,006
                                                                                           --------
             Total Health Care                                                                6,365
                                                                                           --------
             INDUSTRIALS (1.7%)
             ------------------
             AIRPORT SERVICES (0.9%)
     3,000   BAA Funding Ltd.(a)                               2.50         6/25/2015         3,019
                                                                                           --------
             INDUSTRIAL MACHINERY (0.2%)
       750   Stanley Black and Decker(e)                       4.90        11/01/2012           759
                                                                                           --------
             TRUCKING (0.6%)
     2,000   Penske Truck Leasing Co.(a)                       3.13         5/11/2015         2,013
                                                                                           --------
             Total Industrials                                                                5,791
                                                                                           --------
             INFORMATION TECHNOLOGY (1.7%)
             -----------------------------
             COMPUTER HARDWARE (0.8%)
     1,000   Hewlett Packard Co.                               1.25         9/13/2013           999
     1,500   Hewlett Packard Co.                               6.13         3/01/2014         1,611
                                                                                           --------
                                                                                              2,610
                                                                                           --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     1,110   Computer Sciences Corp.                           5.00         2/15/2013         1,140
                                                                                           --------
             OFFICE ELECTRONICS (0.6%)
     2,000   Xerox Corp.                                       1.87(b)      9/13/2013         2,015
                                                                                           --------
             Total Information Technology                                                     5,765
                                                                                           --------

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             MATERIALS (2.2%)
             ----------------
             CONSTRUCTION MATERIALS (1.0%)
    $3,000   Lafarge North America, Inc.                       6.88%        7/15/2013      $  3,150
        52   Vulcan Materials Co.                              6.30         6/15/2013            54
                                                                                           --------
                                                                                              3,204
                                                                                           --------
             DIVERSIFIED CHEMICALS (0.2%)
       630   Dow Chemical Co.                                  6.00        10/01/2012           638
                                                                                           --------
             STEEL (1.0%)
     1,500   ArcelorMittal                                     5.38         6/01/2013         1,543
     2,000   ArcelorMittal                                     3.75         3/01/2016         1,988
                                                                                           --------
                                                                                              3,531
                                                                                           --------
             Total Materials                                                                  7,373
                                                                                           --------
             UTILITIES (3.5%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
     1,000   Entergy New Orleans, Inc.                         5.25         8/01/2013         1,038
       532   FPL Group Capital, Inc.                           2.55        11/15/2013           540
     2,500   ITC Holdings Corp.(a)                             5.25         7/15/2013         2,581
       710   PPL Energy Supply, LLC                            5.70        10/15/2015           771
                                                                                           --------
                                                                                              4,930
                                                                                           --------
             GAS UTILITIES (0.3%)
     1,000   Atmos Energy Corp.                                5.13         1/15/2013         1,023
                                                                                           --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
     1,500   AES Corp.                                         7.75         3/01/2014         1,635
       750   Curtis Palmer, Inc.(a)                            5.90         7/15/2014           736
                                                                                           --------
                                                                                              2,371
                                                                                           --------
             MULTI-UTILITIES (1.1%)
             ----------------------
     2,000   Alliant Energy Corp.                              4.00        10/15/2014         2,105
     1,500   CMS Energy Corp.                                  2.75         5/15/2014         1,515
                                                                                           --------
                                                                                              3,620
                                                                                           --------
             Total Utilities                                                                 11,944
                                                                                           --------
             Total Corporate Obligations (cost: $152,860)                                   153,369
                                                                                           --------

             EURODOLLAR AND YANKEE OBLIGATIONS (11.4%)

             CONSUMER STAPLES (0.6%)
             -----------------------
             BREWERS (0.6%)
     2,000   SABMiller Holdings, Inc.(a)                       1.85         1/15/2015         2,030
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             ENERGY (0.6%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    $2,000   Woodside Finance Ltd.(a)                          4.50%       11/10/2014      $  2,117
                                                                                           --------
             FINANCIALS (8.0%)
             -----------------
             CONSUMER FINANCE (0.3%)
     1,000   Daimler Finance N.A., LLC(a)                      1.65         4/10/2015         1,005
                                                                                           --------
             DIVERSIFIED BANKS (5.3%)
     1,000   Anz National International Ltd.(a)                2.38        12/21/2012         1,007
     1,000   Anz National International Ltd.(a)                3.13         8/10/2015         1,027
     1,500   Bank of Tokyo-Mitsubishi, Ltd.(a)                 2.60         1/22/2013         1,511
       970   Commonwealth Bank of Australia(a)                 3.75        10/15/2014         1,016
     1,500   Commonwealth Bank of Australia                    1.95         3/16/2015         1,511
     1,500   Groupe BPCE S.A.(a)                               2.22(b)      2/07/2014         1,483
     1,000   National Australia Bank Ltd.(a)                   1.42(b)      7/25/2014         1,006
     1,000   Nordea Bank AB(a)                                 2.25         3/20/2015         1,004
     1,950   Rabobank Group(a)                                 3.20         3/11/2015         2,009
     1,000   Standard Chartered plc(a)                         1.42(b)      5/12/2014         1,000
     1,000   Sumitomo Mitsui Banking Corp.(a)                  1.42(b)      7/22/2014         1,009
     1,500   Westpac Banking Corp.                             2.10         8/02/2013         1,523
     1,000   Westpac Banking Corp.(a)                          1.72(b)      1/30/2014         1,008
     2,000   Westpac Banking Corp.(a)                          1.19(b)      3/31/2014         2,002
                                                                                           --------
                                                                                             18,116
                                                                                           --------
             DIVERSIFIED CAPITAL MARKETS (0.6%)
     2,000   UBS AG London(a)                                  1.88         1/23/2015         2,021
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
     2,000   ING Bank N.V.(a)                                  1.52(b)      3/15/2013         2,001
       300   ING Bank N.V.(a)                                  1.79(b)     10/18/2013           299
       700   Santander U.S. Debt S.A.(a)                       2.49         1/18/2013           686
                                                                                           --------
                                                                                              2,986
                                                                                           --------
             REITs - RETAIL (0.9%)
     1,000   WEA Finance(a)                                    5.40        10/01/2012         1,010
     1,660   WEA Finance(a)                                    7.50         6/02/2014         1,812
                                                                                           --------
                                                                                              2,822
                                                                                           --------
             Total Financials                                                                26,950
                                                                                           --------
             MATERIALS (2.1%)
             ----------------
             DIVERSIFIED METALS & MINING (1.5%)
     1,250   Anglo American Capital(a)                         2.15         9/27/2013         1,260
     2,000   Glencore Funding, LLC(a)                          6.00         4/15/2014         2,103
     1,750   Xstrata plc(a)                                    2.85        11/10/2014         1,784
                                                                                           --------
                                                                                              5,147
                                                                                           --------

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             METAL & GLASS CONTAINERS (0.6%)
    $1,955   Rexam plc(a)                                      6.75%        6/01/2013      $  2,019
                                                                                           --------
             Total Materials                                                                  7,166
                                                                                           --------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       300   Telecom Italia Capital                            5.25        11/15/2013           301
                                                                                           --------
             Total Eurodollar and Yankee Obligations (cost: $38,398)                         38,564
                                                                                           --------

             ASSET-BACKED SECURITIES (6.4%)

             FINANCIALS (6.4%)
             -----------------
             ASSET-BACKED FINANCING (6.4%)
        92   AESOP Funding II, LLC(a)                          0.38(b)      8/20/2013            92
     1,730   Arkle Finance Trust Ltd.(a)                       1.62(b)      5/17/2060         1,733
     3,500   Arran Residential Mortgages Funding plc(a)        1.93(b)     11/19/2047         3,510
       500   CIT Equipment Collateral(a)                       3.88         9/16/2013           505
     1,000   CIT Equipment Collateral(a)                       4.86         3/17/2014         1,026
       788   Citibank Credit Card Issuance Trust               0.65(b)      7/15/2014           788
     2,000   Enterprise Fleet Financing, LLC(a)                1.62         5/20/2017         2,012
       404   GE Equipment Midticket, LLC(a)                    0.94         7/14/2014           404
     2,000   Gracechurch Mortgage Financing plc(a)             2.02(b)     11/20/2056         2,018
     1,000   Holmes Master Issuer plc(a)                       1.87(b)     10/15/2054         1,005
     1,500   Holmes Master Issuer plc(a)                       2.02(b)     10/21/2054         1,512
     1,000   MBNA Credit Card Master Note Trust                0.66(b)      7/15/2015         1,000
     2,000   Permanent Master Issuer plc(a)                    1.87(b)      7/15/2042         2,011
       167   Rental Car Finance Corp.(a)                       0.39(b)      7/25/2013           167
     1,330   Santander Drive Auto Receivables Trust            2.35        11/16/2015         1,345
       424   Santander Drive Auto Receivables Trust(a)         1.48         5/15/2017           423
       727   SLC Student Loan Trust                            0.59(b)      1/15/2019           725
     1,500   Volvo Financial Equipment, LLC(a)                 2.99         5/15/2017         1,505
                                                                                           --------
                                                                                             21,781
                                                                                           --------
             Total Financials                                                                21,781
                                                                                           --------
             Total Asset-Backed Securities (cost: $21,666)                                   21,781
                                                                                           --------

             COMMERCIAL MORTGAGE SECURITIES (13.0%)

             FINANCIALS (13.0%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (13.0%)
       283   Banc of America Commercial Mortgage, Inc.         4.50         7/10/2043           286
        37   Banc of America Commercial Mortgage, Inc.         4.78         7/10/2043            37
     1,975   Banc of America Commercial Mortgage, Inc.         5.60         7/10/2046         2,025
     3,000   Banc of America Commercial Mortgage, Inc.         6.02         2/10/2051         3,043

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
    $  947   Bear Stearns Commercial Mortgage
               Securities, Inc.                                5.71%        9/11/2038      $    980
     2,754   Citigroup Commercial Mortgage Trust               5.92         3/15/2049         2,848
        30   Citigroup Deutsche Bank Commercial
               Mortgage Trust                                  5.27         7/15/2044            30
     1,735   GE Capital Commercial Mortgage Corp.              5.33        11/10/2045         1,759
     2,203   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.65         1/12/2037         2,243
     1,452   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.20         8/12/2037         1,519
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.12         7/15/2041         1,061
     1,838   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.45        12/12/2043         1,878
     1,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.37        12/15/2044         1,557
       916   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.88         4/15/2045           969
     1,921   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.58         5/12/2045         1,953
     1,273   LB-UBS Commercial Mortgage Trust                  5.17        11/15/2030         1,328
     1,100   LB-UBS Commercial Mortgage Trust                  4.57         1/15/2031         1,144
     1,497   LB-UBS Commercial Mortgage Trust                  5.08         2/15/2031         1,506
     1,342   LB-UBS Commercial Mortgage Trust                  5.40         2/15/2040         1,404
     1,150   Merrill Lynch Mortgage Trust                      5.24        11/12/2037         1,173
     1,964   Merrill Lynch Mortgage Trust                      5.61         5/12/2039         2,007
     1,040   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                  6.13         8/12/2049         1,089
     1,788   Morgan Stanley Capital I, Inc.                    4.97         8/13/2042         1,846
       473   Morgan Stanley Capital I, Inc.                    5.18         9/15/2042           492
     1,459   Morgan Stanley Capital I, Inc.                    5.65         3/12/2044         1,460
       294   Morgan Stanley Capital I, Inc.                    5.62         7/12/2044           295
       994   Morgan Stanley Capital I, Inc.                    5.62        12/12/2049           997
       322   Morgan Stanley Capital I, Inc.                    4.51         7/15/2056           330
       278   Wachovia Bank Commercial Mortgage Trust(a)        4.24        10/15/2035           279
     2,929   Wachovia Bank Commercial Mortgage Trust           5.46        12/15/2044         2,935
     1,057   Wachovia Bank Commercial Mortgage Trust           5.58         3/15/2045         1,087
       522   Wachovia Bank Commercial Mortgage Trust           5.94         6/15/2045           525
     2,000   Wachovia Bank Commercial Mortgage Trust           5.31        11/15/2048         2,132
                                                                                           --------
                                                                                             44,217
                                                                                           --------
             Total Financials                                                                44,217
                                                                                           --------
             Total Commercial Mortgage Securities (cost: $43,985)                            44,217
                                                                                           --------

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (9.7%)

             AIRPORT/PORT (1.2%)
    $1,000   Chicago Midway Airport(e)                         3.53%        1/01/2041      $  1,025
     1,500   Greater Orlando Aviation Auth.                    4.50        10/01/2013         1,573
     1,500   Houston Airport System                            5.00         7/01/2013         1,569
                                                                                           --------
                                                                                              4,167
                                                                                           --------
             EDUCATION (0.6%)
       130   New Jersey EDA                                    2.14         9/01/2012           131
     1,000   New Jersey EDA                                    3.10         9/01/2013         1,027
       855   Pinellas County Educational Facilities Auth.      5.00        10/01/2014           922
                                                                                           --------
             Total Education                                                                  2,080
                                                                                           --------
             ELECTRIC UTILITIES (1.6%)
     2,300   Air Quality Dev. Auth.                            2.25        12/01/2023         2,318
     1,000   Mississippi Business Finance Corp.                2.25        12/01/2040         1,009
     1,000   Navajo County                                     5.50         6/01/2034         1,078
       500   West Virginia EDA                                 4.85         5/01/2019           519
       500   West Virginia EDA                                 2.00         1/01/2041           500
                                                                                           --------
                                                                                              5,424
                                                                                           --------
             ELECTRIC/GAS UTILITIES (0.7%)
     1,000   San Antonio Electric and Gas Systems              1.15        12/01/2027         1,003
     1,500   South Carolina Public Service Auth.               0.94(b)      6/02/2014         1,503
                                                                                           --------
                                                                                              2,506
                                                                                           --------
             ENVIRONMENTAL & FACILITIES SERVICES (2.0%)
     1,000   California Pollution Control Financing Auth.      2.63        12/01/2027         1,033
     2,000   Maricopa County IDA                               2.63        12/01/2031         2,058
     1,500   New Jersey EDA                                    2.20        11/01/2013         1,526
     2,000   South Carolina Jobs EDA                           2.25        11/01/2016         2,042
                                                                                           --------
                                                                                              6,659
                                                                                           --------
             GENERAL OBLIGATION (1.1%)
       700   Andrews County                                    2.38         8/15/2012           701
     1,760   Illinois State                                    4.42         4/01/2015         1,848
     1,359   Newark                                            3.50        12/13/2012         1,365
                                                                                           --------
                                                                                              3,914
                                                                                           --------
             INTEGRATED OIL & GAS (0.5%)
     1,500   Whiting Environmental Facilities                  2.80         6/01/2044         1,557
                                                                                           --------
             PAPER PRODUCTS (0.7%)
     1,500   Bay County                                        5.10         9/01/2012         1,510
       660   Savannah EDA                                      5.10         8/01/2014           710
                                                                                           --------
             Total Paper Products                                                             2,220
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             TOLL ROADS (1.3%)
    $2,500   North Texas Tollway Auth.                         2.31%        9/01/2013      $  2,543
     2,000   North Texas Tollway Auth.                         2.44         9/01/2013         2,029
                                                                                           --------
                                                                                              4,572
                                                                                           --------
             Total Municipal Bonds (cost: $32,566)                                           33,099
                                                                                           --------

             MONEY MARKET INSTRUMENTS (12.1%)

             VARIABLE-RATE DEMAND NOTES (10.8%)

             CONSUMER DISCRETIONARY (1.5%)
             -----------------------------
             EDUCATION SERVICES (1.2%)
     4,000   Frisch School (LOC - Sovereign Bank)              1.78         5/01/2036         4,000
                                                                                           --------
             HOME IMPROVEMENT RETAIL (0.3%)
     1,100   Savannah EDA (LOC - SunTrust Bank)                0.66         8/01/2025         1,100
                                                                                           --------
             Total Consumer Discretionary                                                     5,100
                                                                                           --------
             FINANCIALS (0.3%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.3%)
       950   Indianapolis (LOC - RBS Citizens, N.A.)           0.47        11/01/2042           950
                                                                                           --------
             HEALTH CARE (0.5%)
             ------------------
             HEALTH CARE FACILITIES (0.5%)
     1,950   Wisconsin Health and Educational Facilities Auth.
               (LOC - KBC Bank, N.V.)                          0.85         3/01/2038         1,950
                                                                                           --------
             INDUSTRIALS (2.0%)
             ------------------
             AIRPORT SERVICES (1.5%)
     5,130   Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)(e)                         2.13         4/01/2030         5,130
                                                                                           --------
             BUILDING PRODUCTS (0.5%)
     1,600   New Hampshire Business Finance Auth.
               (LOC - Sovereign Bank)                          2.25        11/01/2019         1,600
                                                                                           --------
             Total Industrials                                                                6,730
                                                                                           --------
             MATERIALS (1.2%)
             ----------------
             PAPER PACKAGING (0.2%)
       500   Village of Addison (LOC - RBS Citizens, N.A.)     1.50         7/01/2021           500
                                                                                           --------
             STEEL (1.0%)
     3,500   Indiana Finance Auth. (LOC - Banco Bilbao
               Vizcaya Argentaria S.A.)                        1.00         8/01/2030         3,500
                                                                                           --------
             Total Materials                                                                  4,000
                                                                                           --------

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                        COUPON                          VALUE
(000)        SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (5.3%)
             ----------------------
             AIRPORT/PORT (0.3%)
    $1,000   Clark County (LOC - Landesbank
               Baden-Wurttemberg)                              0.75%        7/01/2029      $  1,000
                                                                                           --------
             GENERAL OBLIGATION (1.3%)
     4,500   Illinois State (LIQ)                              2.00        10/01/2033         4,500
                                                                                           --------
             HOSPITAL (0.2%)
       770   Albany IDA (LOC - RBS Citizens, N.A.)             0.87         5/01/2035           770
                                                                                           --------
             MULTIFAMILY HOUSING (3.1%)
     3,000   Dallas Housing Finance Corp.
               (LIQ)(LOC - Citigroup, Inc.)(a)                 1.25         9/01/2019         3,000
     5,000   New York Housing Finance Agency
               (LOC - Landesbank Baden-Wurttemberg)            0.95        11/01/2041         5,000
       500   New York Housing Finance Agency
               (LOC - Landesbank Hessen-Thuringen)             0.25        11/01/2044           500
     1,990   Southeast Texas Housing Finance Corp.
               (LIQ)(LOC - Citigroup, Inc.)(a)                 1.50         6/01/2019         1,990
                                                                                           --------
                                                                                             10,490
                                                                                           --------
             REAL ESTATE TAX/FEE (0.4%)
     1,326   Irvine (LOC - KBC Bank, N.V.)                     0.52         9/02/2050         1,326
                                                                                           --------
             Total Municipal Bonds                                                           18,086
                                                                                           --------
             Total Variable-Rate Demand Notes                                                36,816
                                                                                           --------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.3%)
 4,412,101   State Street Institutional Liquid Reserve Fund, 0.20%(f)                         4,412
                                                                                           --------
             Total Money Market Instruments (cost: $41,228)                                  41,228
                                                                                           --------

             TOTAL INVESTMENTS (COST: $330,703)                                            $332,258
                                                                                           ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                       QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $    -            $153,369             $-    $153,369
  Eurodollar And Yankee Obligations                -              38,564              -      38,564
  Asset-Backed Securities                          -              21,781              -      21,781
  Commercial Mortgage Securities                   -              44,217              -      44,217
  Municipal Bonds                                  -              33,099              -      33,099

Money Market Instruments:
  Variable-Rate Demand Notes                       -              36,816              -      36,816
  Money Market Funds                           4,412                   -              -       4,412
---------------------------------------------------------------------------------------------------
Total                                         $4,412            $327,846             $-    $332,258
---------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.3% of net assets at June 30, 2012.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

    life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA      Economic Development Authority

    IDA      Industrial Development Authority/Agency

    REIT     Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc. or DEPFA Bank plc.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2012.

    (c) At June 30, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $2,972,000.

    (d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (e) At June 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (f) Rate represents the money market fund annualized seven-day yield at June 30, 2012.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $330,703)         $332,258
  Cash                                                                        17
  Receivables:
    Capital shares sold                                                    8,846
    USAA Asset Management Company (Note 5C)                                    1
    Interest                                                               2,268
    Securities sold                                                          369
                                                                        --------
      Total assets                                                       343,759
                                                                        --------
LIABILITIES
  Payables:
    Securities purchased                                                   2,955
    Capital shares redeemed                                                  604
    Dividends on capital shares                                                4
  Accrued management fees                                                     72
  Accrued transfer agent's fees                                                6
  Other accrued expenses and payables                                         69
                                                                        --------
      Total liabilities                                                    3,710
                                                                        --------
        Net assets applicable to capital shares outstanding             $340,049
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $338,287
  Accumulated net realized gain on investments                               207
  Net unrealized appreciation of investments                               1,555
                                                                        --------
        Net assets applicable to capital shares outstanding             $340,049
                                                                        ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                              33,817
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  10.06
                                                                        ========

See accompanying notes to financial statements.

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                         $3,337
                                                                          ------
EXPENSES
  Management fees                                                            399
  Administration and servicing fees                                          220
  Transfer agent's fees                                                      137
  Custody and accounting fees                                                 43
  Postage                                                                      9
  Shareholder reporting fees                                                  13
  Trustees' fees                                                               7
  Registration fees                                                           30
  Professional fees                                                           37
  Other                                                                        6
                                                                          ------
     Total expenses                                                          901
  Expenses reimbursed                                                        (15)
                                                                          ------
     Net expenses                                                            886
                                                                          ------
NET INVESTMENT INCOME                                                      2,451
                                                                          ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                          194
  Change in net unrealized appreciation/depreciation                       1,772
                                                                          ------
     Net realized and unrealized gain                                      1,966
                                                                          ------
  Increase in net assets resulting from operations                        $4,417
                                                                          ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited), and year ended December 31,
2011

--------------------------------------------------------------------------------

                                                             6/30/2012    12/31/2011
------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                      $   2,451     $   2,581
  Net realized gain on investments                                 194           117
  Change in net unrealized appreciation/depreciation
    of investments                                               1,772           (85)
                                                             -----------------------
    Increase in net assets resulting from operations             4,417         2,613
                                                             -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (2,451)       (2,581)
  Net realized gains                                                 -          (104)
                                                             -----------------------
    Distributions to shareholders                               (2,451)       (2,685)
                                                             -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    190,037       276,278
  Reinvested dividends                                           2,261         2,268
  Cost of shares redeemed                                     (100,034)     (115,367)
                                                             -----------------------
    Increase in net assets from capital share transactions      92,264       163,179
                                                             -----------------------
  Net increase in net assets                                    94,230       163,107

NET ASSETS
  Beginning of period                                          245,819        82,712
                                                             -----------------------
  End of period                                              $ 340,049     $ 245,819
                                                             =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                   18,937        27,631
  Shares issued for dividends reinvested                           225           227
  Shares redeemed                                               (9,968)      (11,534)
                                                             -----------------------
    Increase in shares outstanding                               9,194        16,324
                                                             =======================

See accompanying notes to financial statements.

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
        (NAV) at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    invested. As of June 30, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $2,963,000.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2012, the Fund paid CAPCO facility fees of $1,000, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Manager has reviewed the open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax period ended December 31, 2011, and each of the three preceding fiscal years, generally remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2012, were $118,407,000 and $34,752,000, respectively.

As of June 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $1,985,000 and $430,000, respectively, resulting in net unrealized appreciation of $1,555,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    Effective October 31, 2011, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Ultra Short Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Ultra Short Obligation Funds category. The base fee is computed as referenced above.
    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ended November 30, 2011, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Funds Index over that period,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    even if the Fund had overall negative returns during the performance period.

    For the six-month period ended June 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $399,000, which included a 0.02% performance adjustment of $47,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $220,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2012, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager had agreed, through May 1, 2012, to limit the annual expenses of the Fund to 0.60% of its average annual net assets, before reductions of any expenses paid indirectly and excluding extraordinary expenses, and will reimburse the Fund for all expenses in excess of that amount. Effective May 1, 2012, the Manager terminated this agreement. For the six-month period ended June 30, 2012, the Fund incurred reimbursable expenses of $15,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    six-month period ended June 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $137,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2012, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                       COST TO     NET REALIZED
          SELLER                    PURCHASER         PURCHASER   GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Cornerstone Moderately   USAA Ultra Short-Term
  Aggressive Fund               Bond Fund             $1,648,000   $145,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                 PERIOD ENDED        YEAR ENDED        PERIOD ENDED
                                                   JUNE 30,         DECEMBER 31,       DECEMBER 31,
                                                 --------------------------------------------------
                                                     2012               2011             2010***
                                                 --------------------------------------------------
Net asset value at beginning of period           $   9.98           $   9.97             $ 10.00
                                                 -----------------------------------------------
Income (loss) from investment operations:
  Net investment income                               .08                .14                 .03(a)
  Net realized and unrealized gain (loss)             .08                .01                (.04)(a)
                                                 -----------------------------------------------
Total from investment operations                      .16                .15                (.01)(a)
                                                 -----------------------------------------------
Less distributions from:
  Net investment income                              (.08)              (.14)               (.02)
  Realized capital gains                               --               (.00)(b)              --
                                                 -----------------------------------------------
Total distributions                                  (.08)              (.14)               (.02)
                                                 -----------------------------------------------
Net asset value at end of period                 $  10.06           $   9.98             $  9.97
                                                 ===============================================
Total return (%)*                                    1.64               1.60                (.10)

Net assets at end of period (000)                $340,049           $245,819             $82,712
Ratios to average net assets:**
  Expenses (%)(c)                                     .60(d),(e)         .60                 .60(d)
  Expenses, excluding reimbursements (%)(c)           .61(d)             .67                1.13(d)
  Net investment income (%)                          1.67(d)            1.46                1.06(d)
Portfolio turnover (%)                                 14                 26                   1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2012, average net assets were
    $295,509,000.
*** Fund commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.60% of the Fund's average net assets.

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING             ENDING          DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE      JANUARY 1, 2012 -
                                JANUARY 1, 2012      JUNE 30, 2012        JUNE 30, 2012
                                ---------------------------------------------------------
Actual                             $1,000.00           $1,016.40**           $3.01**

Hypothetical
  (5% return before expenses)       1,000.00            1,021.88**            3.02**

 * Expenses are equal to the Fund's annualized expense ratio of 0.60%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.64% for the six-month period of January 1, 2012, through June 30, 2012.

** The Fund's annualized expense ratio of 0.60% above reflects an increase in transfer agent's fees from 0.21% to 0.23%, effective May 1, 2012, and from 0.23% to 0.21%, effective June 1, 2012. Had this increase been in effect for the entire six-month period of January 1, 2012, through June 30, 2012, the Fund's expense ratio would have been 0.61%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                          EXPENSES PAID
                                   BEGINNING             ENDING           DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE       JANUARY 1, 2012 -
                                JANUARY 1, 2012      JUNE 30, 2012         JUNE 30, 2012
                                ---------------------------------------------------------
Actual                             $1,000.00           $1,016.40              $3.06

Hypothetical
  (5% return before expenses)       1,000.00            1,021.83               3.07

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

ADVISORY AGREEMENT

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was below the median of its expense group and its expense universe.

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board also took into account the Manager's current undertakings to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ending December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ending December 31, 2011.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin for the Manager's business as a whole. The Board also considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment strategy and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

TRUSTEES                                     Daniel S. McNamara
                                             Robert L. Mason, Ph.D.
                                             Barbara B. Ostdiek, Ph.D.
                                             Michael F. Reimherr
                                             Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                            USAA Asset Management Company
INVESTMENT ADVISER                           P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                              USAA Investment Management Company
DISTRIBUTOR                                  P.O. Box 659453
                                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                               USAA Shareholder Account Services
                                             9800 Fredericksburg Road
                                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                                State Street Bank and Trust Company
ACCOUNTING AGENT                             P.O. Box 1713
                                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                  Ernst & Young LLP
REGISTERED PUBLIC                            100 West Houston St., Suite 1800
ACCOUNTING FIRM                              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                  Under "My Accounts" on
SELF-SERVICE 24/7                            usaa.com select "Investments,"
AT USAA.COM                                  then "Mutual Funds"

OR CALL                                      Under "Investments" view
(800) 531-USAA                               account balances, or click
        (8722)                               "I want to...," and select
                                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   94422-0812                                (C)2012, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     08/24/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.